Quarterly Holdings Report
for
Fidelity® Series Corporate Bond Fund
November 30, 2021
XBC-NPRT1-0122
1.9891233.103
Nonconvertible Bonds - 90.4%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.:
2.25% 2/1/32	650,000	627,237
3.65% 6/1/51	2,300,000	2,388,034
3.65% 9/15/59	223,000	225,728
3.8% 12/1/57	1,354,000	1,414,010
4.35% 3/1/29	900,000	1,014,034
4.9% 6/15/42	250,000	303,101
Level 3 Financing, Inc. 3.4% 3/1/27 (b)	670,000	686,750
Verizon Communications, Inc.:
2.1% 3/22/28	312,000	311,188
2.55% 3/21/31	289,000	292,100
3.15% 3/22/30	47,000	49,873
3.7% 3/22/61	1,300,000	1,436,097
4% 3/22/50	1,500,000	1,741,704
4.016% 12/3/29	1,250,000	1,401,605
		11,891,461
Entertainment - 0.5%
The Walt Disney Co.:
3.8% 3/22/30	600,000	673,671
4.7% 3/23/50	700,000	937,915
4.75% 9/15/44	320,000	416,247
		2,027,833
Interactive Media & Services - 0.1%
Tencent Holdings Ltd.:
2.88% 4/22/31 (b)	320,000	325,741
3.575% 4/11/26 (b)	260,000	278,493
		604,234
Media - 2.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
5.05% 3/30/29	1,600,000	1,846,811
5.75% 4/1/48	1,950,000	2,455,389
Comcast Corp.:
2.937% 11/1/56 (b)	679,000	659,889
2.987% 11/1/63 (b)	2,211,000	2,136,425
COX Communications, Inc.:
1.8% 10/1/30 (b)	740,000	703,103
3.15% 8/15/24 (b)	35,000	36,684
Discovery Communications LLC:
3.625% 5/15/30	1,583,000	1,693,507
3.95% 3/20/28	600,000	654,528
Fox Corp.:
4.709% 1/25/29	4,000	4,571
5.476% 1/25/39	504,000	651,338
5.576% 1/25/49	3,000	4,102
Time Warner Cable LLC:
5.875% 11/15/40	1,200,000	1,520,523
7.3% 7/1/38	500,000	717,335
		13,084,205
Wireless Telecommunication Services - 1.6%
Rogers Communications, Inc. 5% 3/15/44	270,000	331,382
T-Mobile U.S.A., Inc. 3.75% 4/15/27	3,950,000	4,246,676
Vodafone Group PLC:
4.375% 5/30/28	700,000	790,677
5.25% 5/30/48	1,500,000	1,951,200
		7,319,935
TOTAL COMMUNICATION SERVICES		34,927,668
CONSUMER DISCRETIONARY - 4.0%
Automobiles - 1.4%
Ford Motor Co. 3.25% 2/12/32	1,400,000	1,402,380
General Motors Co. 5.95% 4/1/49	1,300,000	1,781,945
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (b)	750,000	728,904
3.125% 5/12/23 (b)	200,000	206,256
4.75% 11/13/28 (b)	1,900,000	2,198,607
		6,318,092
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.:
3.625% 9/1/49	600,000	668,625
4.875% 12/9/45	470,000	609,446
		1,278,071
Internet & Direct Marketing Retail - 0.0%
Alibaba Group Holding Ltd. 2.125% 2/9/31	200,000	194,100
Multiline Retail - 0.4%
Dollar Tree, Inc.:
3.375% 12/1/51	1,000,000	1,008,972
4% 5/15/25	500,000	538,756
4.2% 5/15/28	375,000	419,697
		1,967,425
Specialty Retail - 1.7%
Advance Auto Parts, Inc.:
1.75% 10/1/27	2,313,000	2,249,825
3.9% 4/15/30	1,000,000	1,097,230
AutoNation, Inc. 4.75% 6/1/30	20,000	23,135
Lowe's Companies, Inc. 3.5% 4/1/51	975,000	1,067,740
O'Reilly Automotive, Inc.:
4.2% 4/1/30	800,000	908,604
4.35% 6/1/28	75,000	85,552
Ross Stores, Inc. 1.875% 4/15/31	600,000	577,199
The Home Depot, Inc. 1.375% 3/15/31	575,000	541,786
Triton Container International Ltd. 1.15% 6/7/24 (b)	1,200,000	1,186,441
		7,737,512
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc. 3.05% 3/15/32 (c)	890,000	899,594
TOTAL CONSUMER DISCRETIONARY		18,394,794
CONSUMER STAPLES - 5.7%
Beverages - 1.7%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	2,300,000	2,919,770
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	500,000	601,179
4.5% 6/1/50	325,000	402,199
4.6% 4/15/48	700,000	857,346
4.9% 1/23/31	525,000	630,885
Constellation Brands, Inc.:
2.25% 8/1/31	1,600,000	1,559,185
2.875% 5/1/30	470,000	482,032
		7,452,596
Food & Staples Retailing - 0.0%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	138,000	143,785
Food Products - 1.0%
JBS Finance Luxembourg SARL 2.5% 1/15/27 (b)	565,000	560,254
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (b)(c)	475,000	469,827
5.5% 1/15/30 (b)	1,600,000	1,716,304
JDE Peet's BV 2.25% 9/24/31 (b)	545,000	531,864
Smithfield Foods, Inc. 3% 10/15/30 (b)	1,432,000	1,438,517
		4,716,766
Tobacco - 3.0%
Altria Group, Inc.:
2.45% 2/4/32	1,500,000	1,412,067
3.4% 2/4/41	1,180,000	1,091,984
4.25% 8/9/42	14,000	14,209
4.8% 2/14/29	612,000	692,899
BAT Capital Corp.:
2.259% 3/25/28	1,225,000	1,196,713
3.557% 8/15/27	2,500,000	2,616,178
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (b)	500,000	528,477
3.75% 7/21/22 (b)	900,000	912,427
4.25% 7/21/25 (b)	3,200,000	3,446,864
Reynolds American, Inc. 4.45% 6/12/25	1,725,000	1,865,946
		13,777,764
TOTAL CONSUMER STAPLES		26,090,911
ENERGY - 9.3%
Oil, Gas & Consumable Fuels - 9.3%
Boardwalk Pipelines LP 3.375% 2/1/23	100,000	102,014
Canadian Natural Resources Ltd.:
2.95% 7/15/30	472,000	481,882
6.25% 3/15/38	725,000	959,001
Cenovus Energy, Inc.:
2.65% 1/15/32	159,000	153,387
4.25% 4/15/27	3,350,000	3,650,557
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	485,000	540,298
DCP Midstream Operating LP:
3.875% 3/15/23	500,000	508,750
5.125% 5/15/29	2,200,000	2,439,580
5.375% 7/15/25	500,000	533,450
Eastern Gas Transmission & Storage, Inc.:
3% 11/15/29 (b)	582,000	605,869
3.9% 11/15/49 (b)	1,000,000	1,119,565
Enbridge, Inc.:
3.4% 8/1/51	900,000	922,004
4.5% 6/10/44	250,000	288,581
Energy Transfer LP:
3.75% 5/15/30	3,554,000	3,741,361
4.25% 3/15/23	450,000	464,638
4.25% 4/1/24	525,000	552,941
4.95% 6/15/28	650,000	734,844
Enterprise Products Operating LP:
3.3% 2/15/53	1,500,000	1,496,703
5.1% 2/15/45	375,000	469,014
Equinor ASA:
1.75% 1/22/26	61,000	61,547
2.375% 5/22/30	550,000	560,622
Hess Corp.:
4.3% 4/1/27	2,575,000	2,796,479
6% 1/15/40	575,000	730,206
Magellan Midstream Partners LP 3.25% 6/1/30	500,000	526,091
Marathon Petroleum Corp. 4.75% 9/15/44	300,000	352,386
MPLX LP:
1.75% 3/1/26	2,073,000	2,051,671
2.65% 8/15/30	702,000	695,999
Occidental Petroleum Corp.:
2.9% 8/15/24	83,000	83,245
3.2% 8/15/26	11,000	10,808
3.4% 4/15/26	2,250,000	2,228,771
4.3% 8/15/39	5,000	4,875
4.4% 8/15/49	5,000	4,913
Ovintiv, Inc.:
5.15% 11/15/41	136,000	150,084
8.125% 9/15/30	409,000	537,956
Petroleos Mexicanos:
4.5% 1/23/26	1,000,000	976,400
6.49% 1/23/27	75,000	76,684
6.5% 3/13/27	80,000	81,740
Phillips 66 Co. 4.875% 11/15/44	300,000	371,917
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	97,000	101,753
4.65% 10/15/25	1,119,000	1,221,252
Qatar Petroleum 2.25% 7/12/31 (b)	1,640,000	1,615,400
The Williams Companies, Inc. 3.5% 11/15/30	913,000	968,554
Total Capital International SA 3.127% 5/29/50	800,000	826,309
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	25,000	26,354
Valero Energy Corp. 2.85% 4/15/25	1,821,000	1,889,915
Western Gas Partners LP:
4.35% 2/1/25 (d)	1,500,000	1,552,500
5.3% 2/1/30	1,870,000	2,012,681
		42,281,551
FINANCIALS - 31.5%
Banks - 16.7%
AIB Group PLC:
4.263% 4/10/25 (b)(e)	250,000	264,581
4.75% 10/12/23 (b)	1,000,000	1,062,906
Banco Santander SA 2.749% 12/3/30	1,000,000	978,107
Bank Ireland Group PLC 4.5% 11/25/23 (b)	200,000	212,609
Bank of America Corp.:
2.299% 7/21/32 (e)	1,500,000	1,471,972
2.456% 10/22/25 (e)	625,000	643,218
2.676% 6/19/41 (e)	1,030,000	1,000,152
3.004% 12/20/23 (e)	450,000	460,138
3.483% 3/13/52 (e)	950,000	1,059,612
3.95% 4/21/25	1,100,000	1,180,284
4.271% 7/23/29 (e)	700,000	785,026
Barclays PLC:
1.007% 12/10/24 (e)	307,000	304,951
2.645% 6/24/31 (e)	450,000	448,171
2.894% 11/24/32 (e)	2,250,000	2,258,985
3.65% 3/16/25	1,000,000	1,059,811
5.2% 5/12/26	1,750,000	1,965,023
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.000% 1.323% 1/13/27 (b)(e)(f)	1,182,000	1,151,544
3.052% 1/13/31 (b)(e)	875,000	906,033
4.625% 3/13/27 (b)	450,000	499,343
BPCE SA:
2.277% 1/20/32 (b)(e)	600,000	576,128
2.375% 1/14/25 (b)	1,400,000	1,427,952
4.875% 4/1/26 (b)	200,000	222,149
CIT Group, Inc. 5% 8/1/23	325,000	342,875
Citigroup, Inc.:
1.462% 6/9/27 (e)	2,000,000	1,961,756
2.876% 7/24/23 (e)	750,000	760,147
4.075% 4/23/29 (e)	1,600,000	1,765,725
4.4% 6/10/25	400,000	434,419
4.45% 9/29/27	1,200,000	1,334,514
Citizens Financial Group, Inc. 2.638% 9/30/32	2,015,000	2,016,175
Credit Agricole SA 2.811% 1/11/41 (b)	444,000	421,167
Danske Bank A/S 1.171% 12/8/23 (b)(e)	1,050,000	1,050,462
Fifth Third Bancorp:
2.55% 5/5/27	568,000	587,343
8.25% 3/1/38	300,000	499,073
HSBC Holdings PLC:
2.251% 11/22/27 (e)	1,076,000	1,078,483
2.357% 8/18/31 (e)	1,002,000	979,734
2.848% 6/4/31 (e)	1,800,000	1,822,135
Huntington Bancshares, Inc. 2.487% 8/15/36 (b)(e)	1,287,000	1,237,894
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	919,000	1,018,672
JPMorgan Chase & Co.:
2.956% 5/13/31 (e)	104,000	107,418
3.882% 7/24/38 (e)	2,725,000	3,122,417
4.203% 7/23/29 (e)	600,000	670,689
Lloyds Banking Group PLC:
1.326% 6/15/23 (e)	200,000	200,524
4.65% 3/24/26	1,000,000	1,103,814
Mitsubishi UFJ Financial Group, Inc. 1.412% 7/17/25	940,000	935,897
Mizuho Financial Group, Inc. 1.234% 5/22/27 (e)	1,900,000	1,844,689
National Australia Bank Ltd. 2.99% 5/21/31 (b)	1,200,000	1,206,638
NatWest Group PLC:
2.359% 5/22/24 (e)	228,000	232,322
5.125% 5/28/24	1,220,000	1,320,482
6% 12/19/23	1,400,000	1,526,609
Rabobank Nederland:
3.75% 7/21/26	300,000	323,999
4.625% 12/1/23	750,000	802,459
Santander Holdings U.S.A., Inc. 3.45% 6/2/25	4,750,000	5,011,422
Societe Generale:
1.488% 12/14/26 (b)(e)	3,300,000	3,225,033
3% 1/22/30 (b)	430,000	443,435
3.625% 3/1/41 (b)	1,300,000	1,338,785
3.875% 3/28/24 (b)	700,000	740,542
Standard Chartered PLC 3.785% 5/21/25 (b)(e)	630,000	663,515
Sumitomo Mitsui Financial Group, Inc. 0.948% 1/12/26	1,150,000	1,119,202
SVB Financial Group:
2.1% 5/15/28	1,050,000	1,047,641
3.125% 6/5/30	170,000	178,540
UniCredit SpA 1.982% 6/3/27 (b)(e)	1,200,000	1,171,203
Wells Fargo & Co.:
2.164% 2/11/26 (e)	6,380,000	6,510,057
2.393% 6/2/28 (e)	800,000	810,373
4.478% 4/4/31 (e)	1,000,000	1,155,573
5.013% 4/4/51 (e)	700,000	968,274
Zions Bancorp NA 3.25% 10/29/29	850,000	888,484
		75,919,305
Capital Markets - 5.7%
Ares Capital Corp.:
2.15% 7/15/26	750,000	740,673
3.25% 7/15/25	1,775,000	1,827,537
3.875% 1/15/26	240,000	252,631
4.25% 3/1/25	75,000	79,146
Blackstone Holdings Finance Co. LLC 2.8% 9/30/50 (b)	523,000	508,922
Credit Suisse Group AG:
1.305% 2/2/27 (b)(e)	800,000	774,350
3.091% 5/14/32 (b)(e)	1,200,000	1,216,163
3.75% 3/26/25	1,150,000	1,225,769
4.194% 4/1/31 (b)(e)	800,000	879,942
Deutsche Bank AG 4.5% 4/1/25	3,029,000	3,231,983
Deutsche Bank AG New York Branch:
0.962% 11/8/23	725,000	722,805
2.129% 11/24/26 (e)	1,650,000	1,654,090
2.222% 9/18/24 (e)	1,000,000	1,014,213
Goldman Sachs Group, Inc.:
1.431% 3/9/27 (e)	1,850,000	1,813,751
4.223% 5/1/29 (e)	900,000	997,929
Moody's Corp. 2.55% 8/18/60	1,355,000	1,222,133
Morgan Stanley:
1.794% 2/13/32 (e)	740,000	700,954
2.239% 7/21/32 (e)	1,500,000	1,469,939
4.35% 9/8/26	1,085,000	1,200,924
4.431% 1/23/30 (e)	111,000	126,563
5% 11/24/25	552,000	617,099
State Street Corp. 2.2% 3/3/31	1,250,000	1,241,613
UBS Group AG:
2.095% 2/11/32 (b)(e)	1,550,000	1,498,225
3.126% 8/13/30 (b)(e)	613,000	642,745
		25,660,099
Consumer Finance - 3.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	227,000	227,571
3% 10/29/28	237,000	238,660
3.3% 1/30/32	254,000	255,938
3.4% 10/29/33	526,000	529,537
3.85% 10/29/41	860,000	887,359
4.125% 7/3/23	850,000	886,372
Ally Financial, Inc.:
2.2% 11/2/28	480,000	475,695
5.75% 11/20/25	910,000	1,030,558
8% 11/1/31	717,000	1,014,291
Capital One Financial Corp.:
2.359% 7/29/32 (e)	1,785,000	1,703,750
3.2% 2/5/25	2,700,000	2,839,834
3.8% 1/31/28	11,000	12,042
Discover Financial Services 4.1% 2/9/27	39,000	42,488
Ford Motor Credit Co. LLC:
3.096% 5/4/23	1,300,000	1,321,775
3.625% 6/17/31	200,000	204,000
4.271% 1/9/27	400,000	422,836
5.596% 1/7/22	700,000	702,520
GE Capital International Funding Co. 4.418% 11/15/35	811,000	980,200
Synchrony Financial:
3.95% 12/1/27	75,000	80,971
4.25% 8/15/24	858,000	913,423
4.375% 3/19/24	407,000	431,508
		15,201,328
Diversified Financial Services - 1.9%
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	404,000	406,651
Athene Global Funding:
1.45% 1/8/26 (b)	1,150,000	1,135,185
1.985% 8/19/28 (b)	1,355,000	1,314,199
2.5% 3/24/28 (b)	750,000	756,980
Brixmor Operating Partnership LP:
2.25% 4/1/28	410,000	410,687
4.05% 7/1/30	148,000	162,606
Equitable Holdings, Inc. 4.35% 4/20/28	700,000	787,294
Jackson Financial, Inc. 3.125% 11/23/31 (b)	2,210,000	2,215,956
Rexford Industrial Realty LP 2.15% 9/1/31	599,000	572,657
USAA Capital Corp. 2.125% 5/1/30 (b)	150,000	151,586
Voya Financial, Inc. 3.65% 6/15/26	650,000	706,742
		8,620,543
Insurance - 3.9%
AIA Group Ltd.:
3.2% 9/16/40 (b)	950,000	971,859
3.6% 4/9/29 (b)	1,515,000	1,660,122
American International Group, Inc. 3.4% 6/30/30	1,950,000	2,104,005
AmFam Holdings, Inc. 2.805% 3/11/31 (b)	950,000	974,526
Assurant, Inc. 2.65% 1/15/32	2,100,000	2,071,016
Athene Holding Ltd. 3.95% 5/25/51	316,000	356,424
Brown & Brown, Inc. 2.375% 3/15/31	356,000	351,717
Empower Finance 2020 LP:
1.776% 3/17/31 (b)	324,000	312,903
3.075% 9/17/51 (b)	540,000	563,213
Fairfax Financial Holdings Ltd. 3.375% 3/3/31	571,000	588,105
Five Corners Funding Trust II 2.85% 5/15/30 (b)	890,000	921,740
Guardian Life Insurance Co. of America 4.85% 1/24/77 (b)	400,000	533,633
Hartford Financial Services Group, Inc. 4.3% 4/15/43	1,025,000	1,232,106
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24	11,000	11,680
4.375% 3/15/29	10,000	11,399
4.9% 3/15/49	834,000	1,146,785
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	350,000	398,411
New York Life Insurance Co. 4.45% 5/15/69 (b)	54,000	70,754
Pacific LifeCorp 3.35% 9/15/50 (b)	700,000	761,345
Principal Financial Group, Inc. 3.7% 5/15/29	96,000	106,483
Reliance Standard Life Global Funding II 2.75% 5/7/25 (b)	478,000	497,742
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(e)	600,000	669,000
Unum Group 4.125% 6/15/51	1,520,000	1,550,262
		17,865,230
TOTAL FINANCIALS		143,266,505
HEALTH CARE - 8.4%
Biotechnology - 1.3%
AbbVie, Inc.:
4.25% 11/21/49	700,000	841,931
4.5% 5/14/35	3,150,000	3,730,620
4.55% 3/15/35	75,000	89,539
Amgen, Inc. 3.375% 2/21/50	700,000	730,144
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	400,000	375,052
		5,767,286
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. 2.823% 5/20/30	750,000	774,747
Boston Scientific Corp. 2.65% 6/1/30	500,000	507,937
		1,282,684
Health Care Providers & Services - 3.3%
Anthem, Inc. 2.25% 5/15/30	700,000	697,759
Centene Corp.:
2.625% 8/1/31	895,000	865,913
3% 10/15/30	500,000	499,199
4.25% 12/15/27	1,025,000	1,063,438
4.625% 12/15/29	195,000	208,650
Cigna Corp.:
3.4% 3/15/50	500,000	525,490
4.125% 11/15/25	4,000	4,367
4.375% 10/15/28	561,000	635,622
4.8% 8/15/38	1,907,000	2,336,938
4.9% 12/15/48	7,000	9,070
CVS Health Corp.:
4.78% 3/25/38	1,300,000	1,583,995
5.05% 3/25/48	350,000	462,467
HCA Holdings, Inc.:
5.125% 6/15/39	1,217,000	1,501,128
5.25% 6/15/49	240,000	311,046
Sabra Health Care LP 3.2% 12/1/31	588,000	576,940
UnitedHealth Group, Inc. 4.75% 7/15/45	950,000	1,251,605
Universal Health Services, Inc.:
2.65% 10/15/30 (b)	1,704,000	1,652,880
2.65% 1/15/32 (b)	1,072,000	1,060,820
		15,247,327
Pharmaceuticals - 3.5%
AstraZeneca PLC 6.45% 9/15/37	1,435,000	2,114,164
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	1,050,000	1,142,989
4.875% 6/25/48 (b)	1,150,000	1,452,249
Bristol-Myers Squibb Co.:
4.125% 6/15/39	138,000	163,986
4.25% 10/26/49	480,000	598,542
4.55% 2/20/48	425,000	548,489
Elanco Animal Health, Inc.:
5.272% 8/28/23 (e)	700,000	739,501
5.9% 8/28/28 (e)	1,375,000	1,572,821
Mylan NV 4.55% 4/15/28	1,004,000	1,129,193
Perrigo Finance PLC 3.15% 6/15/30	600,000	588,875
Utah Acquisition Sub, Inc. 5.25% 6/15/46	650,000	795,982
Viatris, Inc.:
1.65% 6/22/25	3,427,000	3,420,159
2.7% 6/22/30	1,328,000	1,326,010
4% 6/22/50	105,000	113,140
		15,706,100
TOTAL HEALTH CARE		38,003,397
INDUSTRIALS - 4.5%
Aerospace & Defense - 1.7%
BAE Systems PLC:
1.9% 2/15/31 (b)	520,000	495,442
3% 9/15/50 (b)	433,000	423,894
Northrop Grumman Corp. 4.03% 10/15/47	1,225,000	1,464,944
The Boeing Co.:
2.196% 2/4/26	1,200,000	1,197,529
2.75% 2/1/26	900,000	924,550
3.75% 2/1/50	1,150,000	1,192,475
5.04% 5/1/27	900,000	1,013,348
5.15% 5/1/30	885,000	1,026,593
		7,738,775
Airlines - 0.3%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	188,855	180,753
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 3/15/35 (b)	297,000	300,634
Southwest Airlines Co. 5.125% 6/15/27	475,000	540,999
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	137,872	135,804
United Airlines, Inc. 4.55% 2/25/33	176,354	190,380
		1,348,570
Building Products - 0.2%
Carrier Global Corp. 2.7% 2/15/31	900,000	913,171
Industrial Conglomerates - 0.4%
Roper Technologies, Inc. 2% 6/30/30	2,035,000	1,966,967
Machinery - 0.3%
Ingersoll-Rand Luxembourg Finance SA 4.5% 3/21/49	300,000	374,518
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	1,000,000	1,064,418
		1,438,936
Professional Services - 0.0%
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)	25,000	25,125
Leidos, Inc. 3.625% 5/15/25	70,000	74,624
		99,749
Road & Rail - 1.0%
Burlington Northern Santa Fe LLC 4.7% 9/1/45	500,000	654,046
Canadian Pacific Railway Co. 3.1% 12/2/51 (c)	885,000	910,206
CSX Corp. 4.3% 3/1/48	1,125,000	1,377,012
Norfolk Southern Corp. 3.155% 5/15/55	516,000	536,598
Union Pacific Corp. 3.25% 2/5/50	800,000	863,547
		4,341,409
Trading Companies & Distributors - 0.2%
Air Lease Corp. 2.3% 2/1/25	850,000	862,988
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)	1,601,000	1,561,295
4.375% 5/1/26 (b)	110,000	117,871
		1,679,166
TOTAL INDUSTRIALS		20,389,731
INFORMATION TECHNOLOGY - 5.3%
Electronic Equipment & Components - 1.7%
Dell International LLC/EMC Corp.:
6.02% 6/15/26	2,125,000	2,473,481
6.2% 7/15/30	950,000	1,207,640
Vontier Corp.:
1.8% 4/1/26 (b)	3,000,000	2,942,310
2.95% 4/1/31 (b)	1,000,000	986,800
		7,610,231
IT Services - 0.3%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	1,054,000	1,060,598
Fiserv, Inc. 3.5% 7/1/29	271,000	288,779
The Western Union Co. 2.85% 1/10/25	59,000	61,351
		1,410,728
Semiconductors & Semiconductor Equipment - 2.0%
Broadcom, Inc.:
1.95% 2/15/28 (b)	854,000	833,226
2.45% 2/15/31 (b)	460,000	442,711
2.6% 2/15/33 (b)	1,617,000	1,546,941
3.5% 2/15/41 (b)	371,000	370,042
3.75% 2/15/51 (b)	174,000	180,994
Marvell Technology, Inc. 2.45% 4/15/28	1,500,000	1,510,146
Micron Technology, Inc.:
2.703% 4/15/32	1,100,000	1,104,477
4.185% 2/15/27	1,250,000	1,368,725
NVIDIA Corp. 3.7% 4/1/60	1,050,000	1,254,535
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25 (b)	375,000	388,302
		9,000,099
Software - 0.9%
Oracle Corp.:
2.3% 3/25/28	529,000	531,940
2.875% 3/25/31	1,300,000	1,330,487
3.95% 3/25/51	1,880,000	2,025,779
4% 11/15/47	375,000	402,725
		4,290,931
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
2.8% 2/8/61	700,000	699,610
3.85% 8/4/46	800,000	954,497
		1,654,107
TOTAL INFORMATION TECHNOLOGY		23,966,096
MATERIALS - 1.8%
Chemicals - 1.8%
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (b)	1,825,000	1,798,723
3.468% 12/1/50 (b)	525,000	552,244
5% 9/26/48	850,000	1,121,379
LYB International Finance II BV 3.5% 3/2/27	550,000	592,230
LYB International Finance III LLC 2.25% 10/1/30	321,000	321,235
PPG Industries, Inc. 1.2% 3/15/26	2,400,000	2,351,549
Sherwin-Williams Co. 4.5% 6/1/47	375,000	469,107
Westlake Chemical Corp. 3.375% 6/15/30	900,000	964,192
		8,170,659
Containers & Packaging - 0.0%
Avery Dennison Corp. 4.875% 12/6/28	50,000	58,736
TOTAL MATERIALS		8,229,395
REAL ESTATE - 5.4%
Equity Real Estate Investment Trusts (REITs) - 5.1%
Agree LP 2% 6/15/28	2,100,000	2,074,750
Alexandria Real Estate Equities, Inc. 1.875% 2/1/33	950,000	894,278
American Campus Communities Operating Partnership LP 3.875% 1/30/31	339,000	376,286
American Homes 4 Rent LP:
2.375% 7/15/31	44,000	43,523
3.375% 7/15/51	68,000	70,221
American Tower Corp. 2.1% 6/15/30	350,000	336,018
Camden Property Trust 2.8% 5/15/30	58,000	60,953
Corporate Office Properties LP:
2% 1/15/29	420,000	406,510
2.25% 3/15/26	52,000	52,622
2.9% 12/1/33	1,100,000	1,083,401
Crown Castle International Corp. 3.25% 1/15/51	450,000	449,056
Hudson Pacific Properties LP 3.95% 11/1/27	3,400,000	3,667,439
Invitation Homes Operating Partnership LP 2% 8/15/31	600,000	568,897
Kite Realty Group Trust:
4% 3/15/25	14,000	14,712
4.75% 9/15/30	277,000	306,897
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	1,725,000	1,707,750
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	278,000	270,477
3.375% 2/1/31	1,402,000	1,411,765
4.5% 1/15/25	600,000	644,389
4.5% 4/1/27	1,000,000	1,099,478
Piedmont Operating Partnership LP 2.75% 4/1/32	86,000	84,844
Realty Income Corp.:
2.2% 6/15/28	24,000	24,220
2.85% 12/15/32	30,000	31,295
3.25% 1/15/31	30,000	32,237
Simon Property Group LP 2.45% 9/13/29	750,000	760,883
Spirit Realty LP 2.1% 3/15/28	516,000	505,969
UDR, Inc.:
2.1% 8/1/32	939,000	896,072
2.1% 6/15/33	374,000	355,739
Ventas Realty LP:
2.5% 9/1/31	729,000	720,204
4.4% 1/15/29	2,050,000	2,311,479
Vornado Realty LP:
2.15% 6/1/26	103,000	103,397
3.4% 6/1/31	372,000	383,486
Welltower, Inc.:
3.625% 3/15/24	10,000	10,534
4.125% 3/15/29	675,000	752,332
WP Carey, Inc.:
2.4% 2/1/31	348,000	344,377
4.25% 10/1/26	450,000	496,288
		23,352,778
Real Estate Management & Development - 0.3%
Sun Communities Operating LP:
2.3% 11/1/28	97,000	96,805
2.7% 7/15/31	250,000	250,389
Tanger Properties LP:
2.75% 9/1/31	259,000	248,396
3.125% 9/1/26	497,000	516,408
		1,111,998
TOTAL REAL ESTATE		24,464,776
UTILITIES - 6.8%
Electric Utilities - 3.2%
American Transmission Systems, Inc. 2.65% 1/15/32 (b)	1,148,000	1,159,668
Cincinnati Gas & Electric Co. 2.125% 6/1/30	770,000	756,749
Cleco Corporate Holdings LLC:
3.743% 5/1/26	2,790,000	2,974,877
4.973% 5/1/46	750,000	933,958
Duke Energy Corp. 2.45% 6/1/30	70,000	69,452
Duquesne Light Holdings, Inc.:
2.775% 1/7/32 (b)	266,000	265,859
3.616% 8/1/27 (b)	1,810,000	1,927,424
Edison International 3.55% 11/15/24	670,000	705,796
Entergy Corp. 2.8% 6/15/30	72,000	73,630
Exelon Corp.:
4.7% 4/15/50	800,000	1,030,186
5.1% 6/15/45	370,000	488,432
FirstEnergy Corp.:
2.25% 9/1/30	534,000	506,964
2.65% 3/1/30	780,000	760,500
4.4% 7/15/27	900,000	962,282
Nevada Power Co. 3.7% 5/1/29	75,000	82,815
NextEra Energy Capital Holdings, Inc. 2.75% 11/1/29	1,100,000	1,135,057
Southern Co. 4.4% 7/1/46	700,000	826,125
		14,659,774
Gas Utilities - 0.2%
ONE Gas, Inc. 2% 5/15/30	278,000	272,867
Southern Co. Gas Capital Corp. 4.4% 5/30/47	625,000	743,508
		1,016,375
Independent Power and Renewable Electricity Producers - 1.8%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	1,215,000	1,221,339
Emera U.S. Finance LP:
3.55% 6/15/26	800,000	856,202
4.75% 6/15/46	1,775,000	2,106,705
The AES Corp.:
1.375% 1/15/26	290,000	281,638
2.45% 1/15/31	3,120,000	3,054,086
3.3% 7/15/25 (b)	216,000	225,953
3.95% 7/15/30 (b)	389,000	419,377
		8,165,300
Multi-Utilities - 1.6%
Dominion Energy, Inc. 4.25% 6/1/28	775,000	868,953
NiSource, Inc.:
2.95% 9/1/29	229,000	237,309
3.6% 5/1/30	671,000	720,822
4.375% 5/15/47	650,000	782,692
Puget Energy, Inc.:
2.379% 6/15/28	2,000,000	1,980,958
4.1% 6/15/30	885,000	961,128
Sempra Energy 3.8% 2/1/38	1,500,000	1,657,053
		7,208,915
TOTAL UTILITIES		31,050,364
TOTAL NONCONVERTIBLE BONDS (Cost $405,847,095)		411,065,188

U.S. Treasury Obligations - 4.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	2,500,000	2,454,297
1.875% 2/15/41	2,943,000	2,952,542
1.875% 2/15/51	3,500,000	3,558,516
2% 11/15/41	2,000,000	2,050,000
2% 8/15/51	6,277,000	6,573,195
2.375% 5/15/51	763,000	865,409
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,014,177)		18,453,959

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
California Gen. Oblig. Series 2009, 7.55% 4/1/39 (Cost $108,053)	75,000	127,506

Foreign Government and Government Agency Obligations - 0.4%
	Principal Amount (a)	Value ($)
Kingdom of Saudi Arabia 2.9% 10/22/25 (b)	200,000	209,500
State of Qatar 3.375% 3/14/24 (b)	200,000	209,900
United Mexican States:
3.25% 4/16/30	200,000	203,850
4.5% 4/22/29	1,000,000	1,110,813
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,732,558)		1,734,063

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge, Inc. 5.75% 7/15/80 (e) (Cost $755,000)	753,000	833,232

Money Market Funds - 4.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (g) (Cost $21,799,384)	21,795,034	21,799,393

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $448,256,267)	454,013,341
NET OTHER ASSETS (LIABILITIES) - 0.1%	479,670
NET ASSETS - 100.0%	454,493,011

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $84,421,050 or 18.6% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	18,250,610	36,378,270	32,829,487	2,995	-	-	21,799,393	0.0%
Total	18,250,610	36,378,270	32,829,487	2,995	-	-	21,799,393

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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